Basis of Presentation of the Consolidated Financial Statements - Reclassifications (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Compliance And Basis Of Presentation [Line Items]
Revenues	$ 14,535,024	$ 11,238,976	$ 13,053,376
Other income, by nature	1,657,312	1,052,769	1,334,081
Revenues and Other income, by nature	16,192,336	12,291,745	14,387,457
Raw materials and consumables used	(10,451,383)	(7,555,915)	(8,541,023)
CONTRIBUTION MARGIN	5,740,953	4,735,830	5,846,434
Other work performed by the entity and capitalized	210,552	147,151	181,565
Employee benefits expenses	(729,902)	(565,046)	(809,753)
Depreciation and amortization expense	(993,096)	(858,099)	(948,330)
Impairment (loss) reversal recognized in profit or loss	(100,057)		2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(345,172)	(242,372)	(279,125)
Other expense, by nature	(1,119,232)	(1,065,278)	(1,150,709)
Operating income	2,664,046	2,152,186	2,842,208
Other gains (losses)	3,218	4,671	14,196
Financial income	295,442	222,406	376,316
Financial costs	(1,052,065)	(768,453)	(1,088,631)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,181	3,133	583
Foreign currency exchange differences	(1,686)	57,171	136,960
Gains (losses) from indexed assets and liabilities	30,667	76,698	124,477
Profit (loss) before taxes	1,940,803	1,747,812	2,406,109
Income tax expense (income)	(806,292)	(566,560)	(236,346)
INCOME AFTER TAX	$ 1,134,511	1,181,252	2,169,763
Amounts previously reported
Statement Of Compliance And Basis Of Presentation [Line Items]
Revenues		11,238,976	13,053,376
Other income, by nature		953,698	1,260,736
Revenues and Other income, by nature		12,192,674	14,314,112
Raw materials and consumables used		(7,555,915)	(8,541,023)
CONTRIBUTION MARGIN		4,636,759	5,773,089
Other work performed by the entity and capitalized		147,151	181,565
Employee benefits expenses		(565,046)	(809,753)
Depreciation and amortization expense		(858,099)	(948,330)
Impairment (loss) reversal recognized in profit or loss			2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9		(242,372)	(279,125)
Other expense, by nature		(1,065,278)	(1,150,709)
Operating income		2,053,115	2,768,863
Other gains (losses)		4,671	14,196
Financial income		321,477	449,661
Financial costs		(768,453)	(1,088,631)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,133	583
Foreign currency exchange differences		57,171	136,960
Gains (losses) from indexed assets and liabilities		76,698	124,477
Profit (loss) before taxes		1,747,812	2,406,109
Income tax expense (income)		(566,560)	(236,346)
INCOME AFTER TAX		1,181,252	2,169,763
Reclassification
Statement Of Compliance And Basis Of Presentation [Line Items]
Other income, by nature		99,071	73,345
Revenues and Other income, by nature		99,071	73,345
CONTRIBUTION MARGIN		99,071	73,345
Operating income		99,071	73,345
Financial income		$ (99,071)	$ (73,345)